Stockholders' Deficit (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights [ - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Stockholders' Equity Note, Warrants or Rights [ [Abstract]
Outstanding, Number of Shares	1,800,000	1,167,653
Outstanding, Weighted Average Exercise Price	$ 0.00858	$ 2.18
Granted, Number of Shares	6,582,382	400,000
Granted, Weighted Average Exercise Price	$ 0.00858	$ 0.00858
Additional warrants due to trigger of ratchet feature, Number of Shares		6,659,382
Additional warrants due to trigger of ratchet feature		$ 0.00858
Exercised, Number of Shares	(8,382,382)	(3,514,900)
Exercised, Weighted Average Exercise Price	$ 0.0561	$ 0.00858
Forfeited, Number of Shares		(2,769,482)
Forfeited, Weighted Average Exercise Price		$ 0.00858
Expired, Number of Shares		(142,653)
Expired, Weighted Average Exercise Price		$ 17.42
Outstanding, Number of Shares	0	1,800,000
Outstanding, Weighted Average Exercise Price	$ 0	$ 0.00858